UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Institutional U.S. Government Money Market Fund
Class A [INFXX]
Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Franklin Institutional U.S. Government Money Market Fund (previously known as IFT Money Market Portfolio) for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$17	0.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2026, the seven-day current yield for Class A shares of the Franklin Institutional U.S. Government Money Market Fund was 3.53% and the seven-day effective yield was 3.60%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high level of income provided by short-term interest rates, which remained elevated despite declining over the year. Performance was primarily influenced by changes in short-term interest rates, with no material market disruptions affecting the Fund.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,245,736,784
Total Number of Portfolio Holdings (reflects holdings of The U.S. Government Money Market Portfolio)	113
Total Administrative Fee Paid	$930,836
Franklin Institutional U.S. Government Money Market Fund	PAGE 1	140-ATSR-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.
HOW HAS THE FUND CHANGED?
On September 23, 2025, the name of the Fund changed from “Money Market Portfolio” to “Franklin Institutional U.S. Government Money Market Fund.”
In connection with the change, the Fund adopted an 80% policy to, under normal circumstances, invest, through The U.S. Government Money Market Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities. In addition, disclosure was added to the Fund’s principal investment strategies to clarify that in contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Institutional U.S. Government Money Market Fund	PAGE 2	140-ATSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending June 30, 2025 and June 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $17,957on June 30, 2025 and $16,960 on June 30, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 on June 30, 2025, and $0 on June 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,750 on June 30, 2025, and $9,750 on June 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $0 on June 30, 2025 and $0 on June 30, 2026. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 on June 30, 2025, and $0 on June 30, 2026.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $0 on June 30, 2025, and $0 on June 30, 2026. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $437,023 on June 30, 2025, and $1,607,011 on June 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Institutional
Fiduciary Trust
Financial Statements and Other Important Information
Annual | June 30, 2026
Franklin Institutional U.S. Government Money Market Fund
(formerly, Money Market Portfolio)
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
ftinstitutional.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 4
Notes to Financial Statements 7
Report of Independent Registered Public Accounting Firm 11
Tax Information 12
The Money Market Portfolios 13
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26
Changes In and Disagreements with Accountants 30
Results of Meeting(s) of Shareholders 30
Remuneration Paid to Directors, Officers and Others 30
Board Approval of Management and Subadvisory Agreements 30

Institutional Fiduciary Trust
Financial Highlights
Franklin Institutional U.S. Government Money Market Fund
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.038 0.043 0.050 0.034 0.001
Less distributions from:
Net investment income .......................... (0.038) (0.043) (0.050) (0.034) (0.001)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 3.82% 4.43% 5.09% 3.46% 0.09%
Ratios to average net assets
a
Expenses before waiver and payments by affiliates ...... 0.35% 0.36% 0.36% 0.35% 0.36%
Expenses net of waiver and payments by affiliates ....... 0.17% 0.33% 0.36% 0.35% 0.14%
Net investment income ........................... 3.74% 4.38% 5.00% 3.36% 0.07%
Supplemental data
Net assets, end of year (000’s) ..................... $6,245,737 $5,732,663 $6,464,382 $5,845,294 $6,432,872
a
Ratios include the Fund's share of the Portfolio's allocated net expenses.

Institutional Fiduciary Trust
Schedule of Investments, June 30, 2026
Franklin Institutional U.S. Government Money Market Fund
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Money Market Funds 100.1%
a
U.S. Government Money Market Portfolio (The) , 3.565% ...................... 6,249,105,352 $ 6,249,105,352
Total Money Market Funds (Cost $ 6,249,105,352 ) ................................
6,249,105,352
Other Assets, less Liabilities (0.1) % ...........................................
(3,368,568)
Net Assets 100.0% ...........................................................
$6,245,736,784
a
The rate shown is the annualized seven-day effective yield at period end.

Institutional Fiduciary Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Institutional
U.S.
Government
Money Market
Fund
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $6,249,105,352
Receivables:
Dividends ............................................................................... 17,296,578
Affiliates ................................................................................ 866,012
Total assets 6,267,267,942
Liabilities:
Payables:
Investment securities purchased .............................................................. 17,300,949
Administrative fees ........................................................................ 977,574
Transfer agent fees ........................................................................ 3,811
Trustees' fees and expenses ................................................................. 2,073
Distributions to shareholders ................................................................. 3,200,012
Accrued expenses and other liabilities ........................................................... 46,739
Total liabilities ......................................................................... 21,531,158
Net assets, at value $6,245,736,784
Net assets consist of:
Paid-in capital ............................................................................. $6,245,730,384
Total distributable earnings (losses) ............................................................. 6,400
Net assets, at value ................................................................. $6,245,736,784
Shares outstanding ......................................................................... 6,245,732,446
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

Institutional Fiduciary Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2026
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Institutional
U.S.
Government
Money Market
Fund
Investment income:
Dividends from affiliated Portfolio ............................................................... $204,830,592
Expenses:
Administrative fees (Note 3 a ) .................................................................. 10,884,231
Reports to shareholders fees .................................................................. 5,888
Registration and filing fees .................................................................... 26,382
Professional fees ........................................................................... 61,945
Trustees' fees and expenses .................................................................. 52,014
Other .................................................................................... 16,075
Total expenses ......................................................................... 11,046,535
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (9,953,395)
Net expenses ......................................................................... 1,093,140
Net investment income ................................................................ 203,737,452
Net increase (decrease) in net assets resulting from operations .......................................... $203,737,452

Institutional Fiduciary Trust
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Institutional U.S. Government
Money Market Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $203,737,452 $212,731,429
Distributions to shareholders .............................................. (203,739,043) (212,732,826)
Capital share transactions (Note 2 ) .......................................... 513,075,422 (731,717,968)
Net increase (decrease) in net assets ................................... 513,073,831 (731,719,365)
Net assets:
Beginning of year ....................................................... 5,732,662,953 6,464,382,318
End of year ........................................................... $6,245,736,784 $5,732,662,953

Institutional Fiduciary Trust

ftinstitutional.com
Annual Report
Notes to Financial Statements
Franklin Institutional U.S. Government Money Market Fund
1. Organization and Significant Accounting Policies
Institutional Fiduciary Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin Institutional U.S. Government Money Market
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
Shares of the Fund are offered to other investment
companies and accounts managed by Franklin Advisers Inc.
(Advisers) or its affiliates, and to other institutional investors.
At June 30, 2026, Advisers, affiliates of Advisers, investment companies and accounts managed by Advisers or its
affiliates owned 6,245,732,446 shares of the Fund.
Effective September 23, 2025, Money Market Portfolio was
renamed Franklin Institutional U.S. Government Money
Market Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Board has designated the
Portfolio’s investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Fund’s administrator
in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). At June 30, 2026, the
Fund owned 55.06% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Institutional Fiduciary Trust
Notes to Financial Statements

ftinstitutional.com
Annual Report
Franklin Institutional U.S. Government Money Market Fund
(continued)
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Shares sold ............................................................ $67,500,310,496 $58,411,133,484
Shares issued in reinvestment of distributions ................................... 161,941,049 168,109,521
Shares redeemed ........................................................ (67,149,176,123) (59,310,960,973)
Net increase (decrease) ................................................... $513,075,422 $(731,717,968)
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Institutional Fiduciary Trust
Notes to Financial Statements

ftinstitutional.com
Annual Report
Franklin Institutional U.S. Government Money Market Fund
(continued)
c. Waiver and Expense Reimbursements
The Portfolio's investment manager has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired Fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for the Fund do not exceed 0.17%, based on the average net assets of the
Fund until October 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
The tax character of distributions paid during the years ended June 30, 2026 and 2025, was as follows:
At June 30, 2026, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
6. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $203,739,043 $212,732,826
Cost of investments .......................................................................... $6,249,105,352
Distributable earnings:
Undistributed ordinary income ................................................................... $3,206,412
3. Transactions with Affiliates
(continued)

Institutional Fiduciary Trust
Notes to Financial Statements

ftinstitutional.com
Annual Report
Franklin Institutional U.S. Government Money Market Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
6. Operating Segments
(continued)

Institutional Fiduciary Trust
Report of Independent Registered Public Accounting Firm

ftinstitutional.com
Annual Report
To the Board of Trustees of Institutional Fiduciary Trust and Shareholders of Franklin Institutional U.S. Government Money
Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Institutional U.S. Government Money Market Fund (the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June
30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
August 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Institutional Fiduciary Trust
Tax Information (unaudited)

ftinstitutional.com
Annual Report
Franklin Institutional U.S. Government Money Market Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $203,658,463
Section 163(j) Interest Earned §163(j) $203,658,463
Interest Earned from Federal Obligations Note (1) $134,236,822

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.038 0.045 0.052 0.036 0.001
Net realized gains (losses) ....................... — — — —
a
—
Total from investment operations .................... 0.038 0.045 0.052 0.036 0.001
Less distributions from:
Net investment income .......................... (0.038) (0.045) (0.052) (0.036) (0.001)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 3.84% 4.62% 5.30% 3.67% 0.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by affiliates ....... 0.15% 0.15% 0.15% 0.15%
b
0.10%
b
Net investment income ........................... 3.77% 4.54% 5.20% 3.58% 0.13%
Supplemental data
Net assets, end of year (000’s) ..................... $11,349,621 $10,994,096 $11,497,745 $10,718,122 $11,102,314
a
Amount rounds to less than $0.001 per share.
b
Benefit of expense reduction rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments, June 30, 2026
The U.S. Government Money Market Portfolio
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 73.6%
a
FFCB ,
FRN, 3.71%, (SOFR + 0.09%), 8/17/26 ................................. $ 22,130,000 $ 22,130,000
FRN, 3.785%, (U.S. Federal Funds + 0.155%), 9/16/26 ..................... 34,155,000 34,159,489
FRN, 3.69%, (SOFR + 0.07%), 10/13/26 ................................ 89,251,000 89,251,000
FRN, 3.7%, (U.S. Federal Funds + 0.07%), 10/15/26 ....................... 50,000,000 50,000,000
FRN, 3.67%, (SOFR + 0.05%), 11/10/26 ................................. 31,725,000 31,725,000
FRN, 3.685%, (SOFR + 0.065%), 3/05/27 ............................... 100,000,000 100,000,000
FRN, 3.715%, (SOFR + 0.095%), 3/05/27 ............................... 9,000,000 9,000,000
FRN, 3.73%, (SOFR + 0.11%), 4/22/27 ................................. 89,275,000 89,275,000
FRN, 3.715%, (SOFR + 0.095%), 4/29/27 ............................... 83,940,000 83,940,000
FRN, 3.69%, (SOFR + 0.07%), 7/01/27 ................................. 55,890,000 55,890,000
FRN, 3.68%, (SOFR + 0.06%), 8/18/27 ................................. 62,250,000 62,250,000
FRN, 3.705%, (SOFR + 0.085%), 3/13/28 ............................... 17,325,000 17,325,000
644,945,489
FHLB ,
b
3.6%, 7/01/26 .................................................... 100,000,000 100,000,000
b
3.546%, 7/02/26 ................................................... 105,000,000 104,989,660
b
3.602%, 7/06/26 ................................................... 100,000,000 99,949,999
b
3.613%, 7/08/26 ................................................... 122,200,000 122,114,222
b
3.619%, 7/10/26 ................................................... 100,000,000 99,909,625
b
3.615%, 7/13/26 ................................................... 100,000,000 99,879,667
b
3.61%, 7/15/26 ................................................... 110,000,000 109,845,786
b
3.608%, 7/17/26 ................................................... 110,000,000 109,823,902
b
3.552%, 7/24/26 ................................................... 105,000,000 104,762,324
b
3.62%, 7/27/26 ................................................... 100,000,000 99,739,278
b
3.641%, 7/29/26 ................................................... 100,000,000 99,717,667
b
3.556%, 7/31/26 ................................................... 105,000,000 104,689,813
b
3.664%, 8/06/26 ................................................... 112,280,000 111,870,178
b
3.619%, 8/07/26 ................................................... 107,290,000 106,892,476
b
3.646%, 8/12/26 ................................................... 100,000,000 99,576,500
b
3.662%, 8/14/26 ................................................... 100,000,000 99,554,500
b
3.631%, 8/26/26 ................................................... 106,275,000 105,678,207
b
3.657%, 12/14/26 .................................................. 215,375,000 211,807,285
b
3.698%, 12/21/26 .................................................. 117,815,000 115,759,815
b
3.677%, 1/15/27 ................................................... 112,200,000 109,978,440
b
3.68%, 1/21/27 ................................................... 108,000,000 105,796,800
a
FRN, 3.695%, (SOFR + 0.075%), 11/27/26 ............................... 88,680,000 88,680,000
a
FRN, 3.68%, (SOFR + 0.06%), 1/29/27 ................................. 105,000,000 105,000,000
a
FRN, 3.7%, (SOFR + 0.08%), 3/05/27 .................................. 95,000,000 95,019,074
a
FRN, 3.72%, (SOFR + 0.1%), 3/16/27 .................................. 88,430,000 88,430,000
a
FRN, 3.69%, (SOFR + 0.07%), 6/24/27 ................................. 51,450,000 51,450,000
a
FRN, 3.705%, (SOFR + 0.085%), 11/23/27 ............................... 125,000,000 125,000,000
a
FRN, 3.75%, (SOFR + 0.13%), 12/08/27 ................................ 75,850,000 75,850,000
a
FRN, 3.725%, (SOFR + 0.105%), 1/13/28 ............................... 101,150,000 101,150,000
a
FRN, 3.735%, (SOFR + 0.115%), 2/17/28 ................................ 110,000,000 110,000,000
3,162,915,218
a
FHLMC ,
FRN, 3.7%, (SOFR + 0.08%), 1/08/27 .................................. 121,300,000 121,301,189
FRN, 3.715%, (SOFR + 0.095%), 5/05/27 ............................... 59,100,000 59,100,000
180,401,189
FNMA ,
b
3.617%, 7/20/26 ................................................... 100,000,000 99,809,472
b
3.618%, 7/22/26 ................................................... 100,000,000 99,789,417
a
FRN, 3.7%, (SOFR + 0.08%), 12/22/27 ................................. 23,000,000 23,000,000

The Money Market Portfolios
Schedule of Investments
The U.S. Government Money Market Portfolio
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
FNMA, (continued)
a
FRN, 3.705%, (SOFR + 0.085%), 3/06/28 ............................... $ 20,850,000 $ 20,850,000
243,448,889
b
U.S. Treasury Bills ,
3.62%, 7/02/26 ................................................... 107,350,000 107,339,205
3.592%, 7/07/26 ................................................... 113,000,000 112,932,388
3.638%, 7/09/26 ................................................... 106,925,000 106,838,628
3.605%, 7/14/26 ................................................... 112,850,000 112,703,295
3.625%, 7/16/26 ................................................... 107,500,000 107,337,854
3.617%, 7/21/26 ................................................... 112,000,000 111,775,378
3.618%, 7/23/26 ................................................... 109,000,000 108,759,534
3.645%, 7/28/26 ................................................... 107,650,000 107,356,519
3.627%, 8/04/26 ................................................... 107,450,000 107,083,148
3.615%, 8/11/26 ................................................... 107,475,000 107,034,353
1.838%, 8/13/26 ................................................... 110,475,000 110,001,241
3.643%, 8/18/26 ................................................... 107,900,000 107,378,483
3.618%, 8/20/26 ................................................... 114,250,000 113,678,750
3.63%, 8/25/26 ................................................... 108,500,000 107,901,592
3.643%, 9/01/26 ................................................... 108,000,000 107,326,680
3.631%, 9/08/26 ................................................... 108,950,000 108,197,201
3.666%, 9/10/26 ................................................... 56,025,000 55,622,803
3.643%, 9/15/26 ................................................... 120,000,000 119,084,200
3.662%, 9/17/26 ................................................... 108,000,000 107,149,878
3.62%, 9/22/26 ................................................... 117,375,000 116,403,494
3.662%, 9/24/26 ................................................... 107,900,000 106,975,207
3.663%, 9/29/26 ................................................... 117,250,000 116,185,956
3.69%, 10/01/26 ................................................... 111,000,000 109,950,618
3.672%, 10/06/26 .................................................. 108,852,500 107,786,365
3.652%, 10/08/26 .................................................. 106,925,000 105,862,032
3.705%, 10/13/26 .................................................. 112,085,000 110,898,269
3.713%, 10/20/26 .................................................. 112,540,000 111,266,516
3.817%, 10/27/26 .................................................. 112,030,000 110,645,620
3.636%, 10/29/26 .................................................. 108,225,000 106,929,908
3.658%, 11/05/26 .................................................. 107,900,000 106,525,864
3.666%, 11/12/26 .................................................. 109,000,000 107,533,314
3.669%, 11/19/26 .................................................. 114,250,000 112,632,363
3.708%, 11/27/26 .................................................. 117,450,000 115,675,689
3.726%, 12/03/26 .................................................. 56,365,000 55,475,568
3.754%, 12/10/26 .................................................. 56,025,000 55,094,705
3.747%, 12/17/26 .................................................. 116,975,000 114,954,192
3.913%, 12/24/26 .................................................. 112,450,000 110,338,939
3.582%, 3/18/27 ................................................... 110,000,000 107,231,361
3.775%, 5/13/27 ................................................... 110,925,000 107,371,086
4,121,238,196
Total U.S. Government and Agency Securities (Cost $8,352,948,981) ..............
8,352,948,981
c
Repurchase Agreements 28.3%
Goldman Sachs & Co. LLC, 3.64%, 7/01/26 (Maturity Value $500,050,556)
Collateralized by U.S. Treasury Note, 3.625%, 9/30/30 (valued at $510,637,688) .. 500,000,000 500,000,000
MUFG Securities EMEA plc, 3.64%, 7/01/26 (Maturity Value $400,040,444)
Collateralized by U.S. Treasury Notes, 3.5% - 3.875%, 9/30/26 - 6/15/28 (valued at
$408,087,571) .................................................... 400,000,000 400,000,000
Tri-party repurchase agreement with Bank of Montreal, 3.65%, 7/01/26 (Maturity Value
$210,021,292)
Collateralized by U.S. Treasury Notes, 3.5% - 4%, 10/31/27 - 7/31/29 (valued at
$214,221,727) .................................................... 210,000,000 210,000,000

The Money Market Portfolios
Schedule of Investments
The U.S. Government Money Market Portfolio
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

See abbreviations on page 23 .
a a
Principal
Amount
a
Value
c
Repurchase Agreements
(continued)
Tri-party repurchase agreement with Bank of New York Mellon Corp. (The), 3.64%,
7/01/26 (Maturity Value $500,050,556)
Collateralized by U.S. Treasury Bonds, 3.125%, 5/15/48 and U.S. Treasury Notes,
1.375% - 4.5%, 5/31/29 - 5/15/33 (valued at $510,000,076) .................. $ 500,000,000 $ 500,000,000
Tri-party repurchase agreement with BNP Paribas Securities Corp., 3.64%, 7/01/26
(Maturity Value $700,070,778)
Collateralized by U.S. Treasury Notes, 0.75% - 2.375%, 7/15/28 - 10/15/28 (valued at
$714,072,292) .................................................... 700,000,000 700,000,000
Tri-party repurchase agreement with Deutsche Bank Securities, Inc., 3.64%, 7/01/26
(Maturity Value $100,010,111)
Collateralized by U.S. Treasury Notes, 1.625% - 2.375%, 11/30/26 - 8/31/30 (valued at $102,000,087) .................................................. 100,000,000 100,000,000
Tri-party repurchase agreement with HSBC Securities USA, Inc., 3.64%, 7/01/26
(Maturity Value $400,040,444)
Collateralized by Agency Mortgage-Backed Securities, 2.5% - 8%, 9/20/31 - 12/15/67
(valued at $408,000,000) ............................................ 400,000,000 400,000,000
Tri-party repurchase agreement with RBC Dominion Securities, Inc., 3.64%, 7/01/26
(Maturity Value $399,745,415)
Collateralized by U.S. Treasury Bonds, 0.125% - 4.75%, 8/15/41 - 5/15/56 and U.S.
Treasury Notes, 0.125% - 4.625%, 5/31/27 - 11/15/35 (valued at $407,699,123) ... 399,705,000 399,705,000
Total Repurchase Agreements (Cost $ 3,209,705,000) ............................
3,209,705,000
Total Short Term Investments (Cost $11,562,653,981) ............................
11,562,653,981
a
Total Investments (Cost $11,562,653,981) 101.9% ................................
$11,562,653,981
Other Assets, less Liabilities (1.9)% ...........................................
(213,033,276)
Net Assets 100.0% ...........................................................
$11,349,620,705
a
The coupon rate shown represents the rate at period end.
b
The rate shown represents the yield at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
June 30, 2026
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $8,352,948,981
Unaffiliated repurchase agreements, at value and cost ............................................... 3,209,705,000
Cash .................................................................................... 82,064
Receivables:
Interest ................................................................................. 8,479,827
Total assets .......................................................................... 11,571,215,872
Liabilities:
Payables:
Investment securities purchased .............................................................. 220,083,328
Management fees ......................................................................... 1,362,441
Trustees' fees and expenses ................................................................. 5,223
Distributions to shareholders ................................................................. 101
Accrued expenses and other liabilities ........................................................... 144,074
Total liabilities ......................................................................... 221,595,167
Net assets, at value ................................................................. $11,349,620,705
Net assets consist of:
Paid-in capital ............................................................................. $11,349,368,638
Total distributable earnings (losses) ............................................................. 252,067
Net assets, at value ................................................................. $11,349,620,705
Shares outstanding ......................................................................... 11,349,370,237
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

The Money Market Portfolios
Financial Statements
Statement of Operations
for the year ended June 30, 2026
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $417,567,180
Expenses:
Management fees (Note 3 a ) ................................................................... 15,961,243
Custodian fees ............................................................................ 38,867
Reports to shareholders fees .................................................................. 6,647
Professional fees ........................................................................... 31,485
Trustees' fees and expenses .................................................................. 106,753
Other .................................................................................... 315,495
Total expenses ......................................................................... 16,460,490
Net investment income ................................................................ 401,106,690
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 151,466
Net increase (decrease) in net assets resulting from operations .......................................... $401,258,156

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
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The accompanying notes are an integral part of these financial statements. Annual Report

The U.S. Government Money Market Portfolio
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $401,106,690 $457,046,589
Net realized gain (loss) ................................................. 151,466 —
Net increase (decrease) in net assets resulting from operations ................ 401,258,156 457,046,589
Distributions to shareholders .............................................. (401,106,690) (456,945,921)
Capital share transactions (Note 2 ) .......................................... 355,373,568 (503,749,714)
Net increase (decrease) in net assets ................................... 355,525,034 (503,649,046)
Net assets:
Beginning of year ....................................................... 10,994,095,671 11,497,744,717
End of year ........................................................... $11,349,620,705 $10,994,095,671

The Money Market Portfolios
Notes to Financial Statements
The U.S. Government Money Market Portfolio

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Annual Report
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The shares of the
Portfolio are issued in private placements and are exempt
from registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), the Board has designated the Portfolio's
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund's administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the
seller, collateralized by securities which are delivered to
the Portfolio's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held
by the Portfolio at year end, as indicated in the Schedule of
Investments, had been entered into on June 30, 2026.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of June 30,
2026, the Portfolio has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Portfolio’s federal and state income
and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service
and state departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance

The Money Market Portfolios
Notes to Financial Statements

ftinstitutional.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Shares sold ............................................................ $21,226,641,369 $24,661,124,716
Shares issued in reinvestment of distributions ................................... 401,125,617 457,103,361
Shares redeemed ........................................................ (21,272,393,418) (25,621,977,791)
Net increase (decrease) ................................................... $355,373,568 $(503,749,714)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

The Money Market Portfolios
Notes to Financial Statements

ftinstitutional.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
c. Other Affiliated Transactions
At June 30, 2026, the shares of the Portfolio were owned by the following investment companies:
4. Income Taxes
The tax character of distributions paid during the years ended June 30, 2026 and 2025, was as follows:
At June 30, 2026, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
5. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At June 30, 2026, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust— Franklin Institutional U.S. Government Money Market Fund ...... 6,249,105,352 55.06%
Franklin U.S. Government Money Fund ........................................... 5,100,264,885 44.94%
11,349,370,237 100.00%
2026 2025
Distributions paid from:
Ordinary income .......................................................... $401,106,690 $456,945,921
Cost of investments .......................................................................... $11,562,653,981
Distributable earnings:
Undistributed ordinary income ................................................................... $252,168
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements

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Annual Report
The U.S. Government Money Market Portfolio
(continued)
6. Operating Segments
The Portfolio operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Portfolio within the Portfolio’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Portfolio's operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Portfolio's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
7. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

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Report of Independent Registered Public Accounting Firm

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To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The U.S.
Government Money Market Portfolio (the “Portfolio”) as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30,
2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of
Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
August 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

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The U.S. Government Money Market Portfolio
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $400,947,019
Section 163(j) Interest Earned §163(j) $400,947,019
Interest Earned from Federal Obligations Note (1) $273,637,592

Institutional Fiduciary Trust

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INSTITUTIONAL FIDUCIARY TRUST
Franklin Institutional U.S. Government Money Market Fund
(formerly Money Market Portfolio)
The Franklin Institutional U.S. Government Money Market Fund (Feeder Fund) is a feeder fund that invests all of its assets in The U.S. Government Money Market Portfolio (Master Portfolio). The Feeder Fund does not have an investment manager or an investment management agreement, unlike the Master Portfolio. The Board of Trustees (individually or collectively, the
Board) of each of the Feeder Fund and the Master Portfolio is comprised of the same individuals. References herein to “the
Fund” refer to the Feeder Fund and/or Master Portfolio as the context requires. At an in-person meeting held on April 14, 2026
(Meeting), the Board, including a majority of the trustees who are not “interested persons” (Independent Trustees) as defined in the Investment Company Act of 1940 (1940 Act), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Master Portfolio (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all institutional US government money market funds. The
Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act and is therefore managed in a conservative manner with at least 99.5% of its total assets invested in US government securities, cash and repurchase

Institutional Fiduciary Trust

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Annual Report
agreements collateralized fully by US government securities and/or cash, which minimizes liquidity risk. Management further explained that the Fund had a shorter weighted average maturity as compared to the Performance Universe, noting that funds with shorter weighted average maturities tend to underperform funds with longer weighted average maturities, which impacted the Fund’s longer-term performance, but that this ensures abundant liquidity. The Board noted management’s commitment to continue to invest in what it believes are high-quality, liquid securities and that the Fund is not actively marketed and largely serves as an alternative and temporary investment vehicle (i.e., sweep money fund vehicle) where institutional investors and other proprietary funds within the FT family of funds may invest their uninvested cash balances and securities lending cash collateral daily. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for other comparable share classes for other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 11 other institutional US government money market funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians and in the fifth quintile
(most expensive) of its Expense Group. The Board discussed with management the Fund’s above median Management Rate and actual total expense ratio relative to its peers in the Expense Group. Management explained that an expense cap was put in place in May 2025 and, had it been in place for the full year, the Fund’s total expense ratio would have been lower than the peer median. The Board noted that the Fund is only available to institutional investors and the Management Rate is paid by the Master Portfolio. It was further noted that the Fund is used as the vehicle for other FT funds to invest their overnight cash balances and securities lending cash collateral. After consideration of the above, the Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

Institutional Fiduciary Trust

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Annual Report
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the Fund in view of the services provided to the Fund’s shareholders and management’s subsidization of expenses.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

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THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO
(Master Portfolio)
The Master Portfolio is only registered under the Investment Company Act of 1940 (1940 Act). Accordingly, the Master
Portfolio does not offer its shares to the public. Shares of the Master Portfolio are sold only to other investment companies, which include the Franklin U.S. Government Money Fund and the Franklin Institutional U.S. Government Money Market
Fund (each a Feeder Fund). Each Feeder Fund invests all of its assets in the Master Portfolio. None of the Feeder Funds have an investment manager or an investment management agreement, unlike the Master Portfolio. The Board of Trustees
(collectively or individually, the Board) of each Feeder Fund and Master Portfolio is comprised of the same individuals. At an in-person meeting held on April 14, 2026 (Meeting), the Board of the Master Portfolio, including a majority of the trustees who are not “interested persons” as defined in the 1940 Act (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Master Portfolio (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
investment performance of the Master Portfolio; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Master Portfolio; (iv) the extent to which economies of scale are realized as the Master Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Master Portfolio shareholders.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Master Portfolio and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Master Portfolio and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Master Portfolio;
reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Master Portfolio and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Master Portfolio over various time periods ended
December 31, 2025. The Board considered the performance returns for the Master Portfolio in comparison to the performance returns of mutual funds deemed comparable to the Master Portfolio included in a universe (Performance Universe) selected by
Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Master Portfolio performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Master Portfolio’s performance results is below.
The Performance Universe for the Master Portfolio included the Master Portfolio and all retail US government money market funds. The Board noted that the Master Portfolio’s annualized income return for the three- and five-year periods was below the median of its Performance Universe, but for the one- and 10-year periods was above the median of its Performance
Universe. The Board discussed the Master Portfolio’s performance with management and management explained that the
Master Portfolio is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act and is therefore managed in a conservative manner with at least 99.5% of its total assets invested in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities and/or cash, which minimizes liquidity risk. The Board further

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Annual Report
noted management’s view regarding the income-related attributes of the Master Portfolio (e.g., a fund’s investment objective)
as set forth in the Master Portfolio’s registration statement and that the evaluation of the Master Portfolio’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Master
Portfolio’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Master Portfolio’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; and other non-management fees. The
Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Master Portfolio in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the
Master Portfolio selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A (or other comparable share classes) for other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Master Portfolio included the Master Portfolio and nine other US government money market funds. The Board noted that the Management Rate and actual total expense ratio for the Master Portfolio were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that the other funds in the
Expense Group were not master portfolios in a master-feeder structure like the Master Portfolio and, accordingly, considered the Management Rate and actual total expense ratio information provided for each of the Feeder Funds to be a more relevant comparison. The Board concluded that the Management Rate charged to the Master Portfolio is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Master Portfolio. In this respect, the Board considered the Master Portfolio profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September
30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Master Portfolio’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Master Portfolio’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Master
Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable upfront expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Master Portfolio was not excessive in view of the nature, extent and quality of services provided to the Master Portfolio.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Master
Portfolio grows larger and whether the Master Portfolio’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Master Portfolio had experienced a decrease in assets and would not be expected to demonstrate economies of scale in the near term, and concluded that it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the Master Portfolio in view of the transitory nature of its investment role within the FT family of funds and the services provided to the Master Portfolio’s shareholders.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4340-AFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Institutional Fiduciary Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 28, 2026